UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08573

Name of Fund: BlackRock MuniHoldings California Insured Fund, Inc. (MUC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniHoldings California Insured Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 10/31/2009

Item 1 – Schedule of Investments

BlackRock MuniHoldings California Insured Fund, Inc. (MUC)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
California - 124.4%
Corporate - 0.4%	City of Chula Vista California, RB, San Diego Gas,
	Series A, 5.88%, 2/15/34	$ 2,435	$ 2,626,367
County/City/Special District/	Alameda County Joint Powers Authority, RB, Lease
School District - 54.5%	Revenue (FSA), 5.00%, 12/01/34	13,150	13,297,674
	Banning Unified School District, California, GO,
	Election of 2006, Series A (MBIA), 5.00%, 8/01/27	2,825	2,850,086
	Bonita Unified School District, California, GO, Election of
	2004, Series B (BHAC), 5.00%, 8/01/31	5,000	5,146,800
	Bonita Unified School District, California, GO, Election of
	2004, Series B (MBIA), 5.00%, 8/01/29	8,350	8,468,820
	Cajon Valley Union School District, California, GO,
	Series B (MBIA), 5.50%, 8/01/27	2,925	3,032,728
	Central Unified School District, GO, Election of 2008,
	Series A (AGC), 5.63%, 8/01/33	2,600	2,792,530
	City of Garden Grove California, COP, Series A, Financing
	Project (AMBAC), 5.50%, 3/01/26	4,040	4,233,556
	City of Lodi California, COP, Series A (FSA), 5.00%,
	10/01/32	2,000	1,986,420
	Coachella Valley Unified School District, California, GO,
	Election, Series A (MBIA), 5.00%, 8/01/27	2,400	2,416,512
	Colton Joint Unified School District, GO, Series A (MBIA),
	5.38%, 8/01/26	2,500	2,561,325
	Corona Department of Water & Power, COP (MBIA), 5.00%,
	9/01/29	5,910	5,927,375
Corona-Norca Unified School District, California, GO, Election
	of 2006, Series A (FSA), 5.00%, 8/01/31	5,000	5,037,950
	County of Kern California, COP, Capital Improvement
	Projects, Series A (AGC), 6.00%, 8/01/35	3,500	3,837,925
	County of San Joaquin California, COP, County
	Administration Building (MBIA), 5.00%, 11/15/30	5,530	5,314,164
	Covina-Valley Unified School District, California, GO,
	Series A (FSA), 5.50%, 8/01/26	2,395	2,534,173
	Culver City Redevelopment Finance Authority, California,
	TAN, Refunding, Tax Allocation, Series A (FSA), 5.60%,
	11/01/25	3,750	3,832,087
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Agency
AMT	Alternative Minimum Tax (subject to)	MBIA	Municipal Bond Investors Assurance
BHAC	Berkshire Hathaway Assurance Corp.		(National Public Finance Guaranty Corp.)
CAB	Capital Appreciation Bonds	RB	Revenue Bonds
COP	Certificates of Participation	S/F	Single-Family
FSA	Financial Security Assurance Inc.	TAN	Tax Anticipation Notes

BlackRock MuniHoldings California Insured Fund, Inc. (MUC)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Desert, California, Community College District, GO, Series
C, 5.00%, 8/01/37	$ 13,600	$ 13,826,168
East Side Union High School District-Santa Clara County,
California, GO, CAB, Election of 2002, Series E
(Syncora), 5.12%, 8/01/28 (a)	11,000	3,571,150
Fullerton Joint Union High School District, California, GO,
Election of 2002, Series B (MBIA), 5.00%, 8/01/29	5,200	5,348,720
Hemet Unified School District, California, GO, Election of
2006, Series B (AGC), 5.13%, 8/01/37	4,500	4,523,265
Los Angeles Community College District CA, GO, Election
of 2001, Series A (MBIA), 5.00%, 8/01/32	11,500	11,781,290
Los Angeles Community Redevelopment Agency, California,
RB, Bunker Hill Project, Series A (FSA),
5.00%, 12/01/27	10,000	10,097,900
Los Angeles County Metropolitan Transportation Authority,
RB, Property A First Tier Senior, Series A (AMBAC), 5.00%,
7/01/35	9,000	9,177,300
Los Angeles Unified School District, California, GO,
Election of 2004, Series H (FSA), 5.00%, 7/01/32	5,000	5,076,000
Los Gatos Union School District, California, GO, Election of
2001, Series B (FSA), 5.00%, 8/01/30	2,735	2,783,437
Marysville California Joint Unified School District, GO,
Election of 2008 (AGC), 5.13%, 8/01/34	6,915	6,964,581
Merced Community College District, California, GO, School
Facilities Improvement District No. 1 (MBIA), 5.00%,
8/01/31	6,365	6,256,795
Natomas Unified School District California, GO, Election of
2006 (BHAC), 5.00%, 8/01/32	3,000	3,011,250
Ohlone Community College District, GO, Ohlone, Series B
(FSA), 5.00%, 8/01/30	5,000	5,132,800
Poway Unified School District, Special Tax (AMBAC), 5.00%,
9/15/31	9,070	8,618,223
Redlands Unified School District, California, GO, Election
of 2008 (FSA), 5.25%, 7/01/33	5,000	5,190,050
Redwoods Community College District, GO, Election of
2004 (MBIA), 5.00%, 8/01/31	4,630	4,551,290
Riverside Unified School District, California, GO, Election
of 2001, Series B (MBIA), 5.00%, 8/01/30	10,735	10,652,018
Saddleback Valley Unified School District, California, GO
(FSA), 5.00%, 8/01/29	4,115	4,217,793
Salinas Union High School District, California, GO, Election
of 2002, Series B (MBIA), 5.00%, 6/01/26	3,490	3,491,780
San Bernardino Community College District, California, GO,
Election of 2002, Series C (FSA), 5.00%, 8/01/31	17,770	18,229,177

BlackRock MuniHoldings California Insured Fund, Inc. (MUC)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
San Francisco Bay Area Transit Financing Authority,
Refunding RB, Series A (MBIA), 5.00%, 7/01/34	$ 2,500	$ 2,530,575
San Francisco Community College District, California, GO,
Election of 2001, Series C (FSA), 5.00%, 6/15/31	4,195	4,301,721
San Jose Evergreen Community College District, California,
GO, CAB, Election of 2004, Series A (MBIA),
5.17%, 9/01/24 (a)	10,410	4,491,395
San Jose Evergreen Community College District, California,
GO, CAB, Election of 2004, Series A (MBIA),
5.34%, 9/01/29 (a)	7,250	2,223,503
San Jose Financing Authority, RB, Civic Center Project,
Series B (AMBAC), 5.00%, 6/01/32	14,800	14,927,872
San Juan Unified School District, California, GO, Election
of 2002 (MBIA), 5.00%, 8/01/28	4,250	4,259,775
San Mateo County Transportation District, California,
Refunding RB, Series A (MBIA), 5.00%, 6/01/29	5,650	5,852,835
Sanger Unified School District, California, GO, Election of
2006, Series A (FSA), 5.00%, 8/01/27	7,345	7,501,081
Santa Clara Redevelopment Agency, California, TAN,
Bayshore North Project, Series A (AMBAC), 5.50%, 6/01/23	10,000	10,049,100
Santa Monica-Malibu Unified School District, California, GO,
Election of 2006, Series A (MBIA), 5.00%, 8/01/32	5,000	5,115,750
Santa Rosa High School District, California, GO, Election of
2002 (MBIA), 5.00%, 8/01/28	2,855	2,861,567
Sierra Joint Community College District, California, GO,
Improvement District 2, Western Nevada, Series A (MBIA),
5.00%, 8/01/28	1,550	1,554,433
Snowline Joint Unified School District, COP, Refinancing
Program (AGC), 5.75%, 9/01/38	5,635	6,156,688
Tracy Area Public Facilities Financing Agency, California,
Special Tax, Refunding, Community Facilities District
No. 87, Series H (MBIA), 5.88%, 10/01/19	4,125	4,150,616
Vista Unified School District, California, GO, Series B
(MBIA), 5.00%, 8/01/28	2,550	2,555,865
Walnut Valley Unified School District, California, GO, Election
of 2007, Measure S, Series A (FSA), 5.00%,
2/01/33	2,000	2,046,840
Washington Unified School District-Yolo County, California,
GO, CAB, Election of 2004, Series A (MBIA),
5.07%, 8/01/29 (a)	6,075	1,875,292
West Contra Costa Unified School District, California, GO,
CAB, Election of 2002, Series C (MBIA), 5.08%, 8/01/29 (a)	5,825	1,684,765
West Contra Costa Unified School District, California, GO,
Election of 2002, Series B (FSA), 5.00%, 8/01/32	6,690	6,662,437

BlackRock MuniHoldings California Insured Fund, Inc. (MUC)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	West Contra Costa Unified School District, California, GO,
	Election of 2005, Series A (FSA), 5.00%, 8/01/26	$ 2,595	$ 2,641,502
	Westminster Redevelopment Agency, California, TAN,
	Subordinate, Commercial Redevelopment Project No. 1
	(AGC), 6.25%, 11/01/39	4,300	4,903,376
			314,118,100
Education - 7.5%	California State Public Works Board, RB, University
	California, Institute Project, Series C (AMBAC), 5.00%,
	4/01/30	5,000	5,032,800
	California State University, RB, Systemwide, Series A
	(FSA), 5.00%, 11/01/29	5,000	5,115,200
	California State University, RB, Systemwide, Series A
	(FSA), 5.00%, 11/01/39	8,320	8,240,794
	University of California, RB, General, Series A (AMBAC),
	5.00%, 5/15/27	10,500	10,832,850
	University of California, RB, Limited Project, Series D
	(FSA), 5.00%, 5/15/37	5,950	5,983,261
	University of California, RB, Limited Project, Series D
	(FSA), 5.00%, 5/15/41	8,000	8,009,760
			43,214,665
Health - 3.9%	ABAG Finance Authority for Nonprofit Corp., RB, Sharp
	Healthcare, 6.25%, 8/01/39	5,000	5,373,400
	California Health Facilities Financing Authority, California,
	RB, Catholic Healthcare West, Series A,
	6.00%, 7/01/34	3,700	3,887,960
	California Statewide Communities Development Authority,
	RB, Health Facilities, Memorial Health Services, Series A,
	6.00%, 10/01/23	4,915	5,094,053
	California Statewide Communities Development Authority,
	RB, Los Angeles Orthopedic Hospital Foundation (AMBAC),
	5.50%, 6/01/19	1,090	1,089,924
	California Statewide Communities Development Authority,
	RB, Adventist, Series B (AGC), 5.00%, 3/01/37	7,000	6,796,440
			22,241,777
Housing - 0.1%	California HFA, RB, Series A-1, Class II, AMT (MBIA), 6.00%,
	8/01/20	170	170,158
	California Housing Finance Agency, RB, S/F Mortgage,
	Series C-2, Class II, AMT (MBIA), 5.63%, 8/01/20	335	335,010
			505,168
State - 5.8%	California Community College Financing Authority, California,
	RB, Grossmont, Palomar, Shasta, Series A (MBIA), 5.63%,
	4/01/26	2,180	2,200,209
	California State Public Works Board, RB, Department
	Education, Riverside Campus Project, Series B, 6.50%,
	4/01/34	3,500	3,818,955

BlackRock MuniHoldings California Insured Fund, Inc. (MUC)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	California State University, RB, Systemwide, Series C
	(MBIA), 5.00%, 11/01/28	$ 16,215	$ 16,151,924
	State of California, GO, Various Purpose, 6.50%, 4/01/33	10,000	11,052,100
			33,223,188
Transportation - 15.0%	City of Fresno, California, RB, Series B, AMT (FSA), 5.50%,
	7/01/20	4,455	4,482,487
	City of Long Beach, California, RB, Series B, AMT (MBIA),
	5.20%, 5/15/27	16,000	15,841,760
	County of Orange, California, RB, Series B, 5.75%, 7/01/34	6,345	6,826,459
	County of Sacramento, California, RB, Senior,
	Series B, 5.75%, 7/01/39	2,650	2,837,302
	Port of Oakland, RB, Series K, AMT (MBIA), 5.75%,
	11/01/29	19,660	19,678,284
	Port of Oakland, RB, Series L, AMT (MBIA), 5.38%,
	11/01/27	25,350	24,877,222
San Francisco City & County Airports Commission, RB, Second
	Series, Issue 24A, AMT (FSA), 5.50%, 5/01/24	6,430	6,488,192
San Francisco City & County Airports Commission, Refunding
	RB, Second Series Issue 34E, AMT (FSA),
	5.75%, 5/01/24	5,000	5,218,450
			86,250,156
Utilities - 37.2%	City of Escondido, California, COP, Series A (MBIA), 5.75%,
	9/01/24	465	479,508
	City of Glendale, California, RB (AGC), 5.00%, 2/01/31	5,000	5,142,600
	City of Napa, California, RB (AMBAC), 5.00%, 5/01/35	9,100	9,265,165
	City of Santa Clara, California, RB, Sub-Series A (MBIA),
	5.00%, 7/01/28	6,050	6,057,623
	East Bay Municipal Utility District, RB, Sub-Series A (MBIA),
	5.00%, 6/01/35	11,920	12,252,568
	East Bay Municipal Utility District, Refunding RB,
	Sub-Series A (AMBAC), 5.00%, 6/01/33	6,545	6,727,671
	East Bay Municipal Utility District, Refunding RB,
	Sub-Series A (AMBAC), 5.00%, 6/01/37	14,515	14,845,361
	Los Angeles Department of Water & Power, RB, System,
	Sub-Series A-1 (AMBAC), 5.00%, 7/01/36	4,385	4,454,283
	Los Angeles Department of Water & Power, RB, System,
	Sub-Series A-2 (AMBAC), 5.00%, 7/01/35	2,000	2,032,740
	Los Angeles Department of Water & Power, RB, System,
	Sub-Series A-2 (FSA), 5.00%, 7/01/35	7,500	7,622,775
	Metropolitan Water District of Southern California, RB,
	Authority, Series B-1 (MBIA), 5.00%, 10/01/33	9,000	9,140,310
	Metropolitan Water District of Southern California, RB,
	Series A (FSA), 5.00%, 7/01/35	13,550	13,803,385

BlackRock MuniHoldings California Insured Fund, Inc. (MUC)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Oxnard Financing Authority, RB, Project (MBIA), 5.00%,
	6/01/31	$ 10,000	$ 9,831,000
	Oxnard Financing Authority, RB, Redwood Trunk Sewer &
	Headworks, Series A (MBIA), 5.25%, 6/01/34	13,000	12,999,350
	Sacramento City Financing Authority, California, Refunding
	RB (MBIA), 5.00%, 12/01/29	8,775	8,940,497
	Sacramento Municipal Utility District, RB, Cosumnes
	Project (MBIA), 5.13%, 7/01/29	36,760	37,453,661
	Sacramento Regional County Sanitation District, RB (MBIA),
	5.00%, 12/01/36	4,500	4,565,340
	San Diego County Water Authority, COP, Series A (MBIA),
	5.00%, 5/01/32	10,000	10,099,100
	San Francisco City & County Public Utilities Commission,
	RB, Series A (MBIA), 5.00%, 11/01/32	15,000	15,099,600
	San Francisco City & County Public Utilities Commission,
	RB, Series B, 5.00%, 11/01/30	16,705	17,208,823
	Turlock Public Financing Authority, California, RB,
	Series A (MBIA), 5.00%, 9/15/33	6,655	6,698,856
			214,720,216
	Total Municipal Bonds in California		716,899,637
Puerto Rico - 0.9%
County/City/Special	Puerto Rico Sales Tax Financing Corp., RB, First
District/School District - 0.9%	Sub-Series A, 6.50%, 8/01/44	5,000	5,407,500
	Total Municipal Bonds in Puerto Rico		5,407,500
	Total Municipal Bonds - 125.3%		722,307,137
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (b)
California - 18.4%
County/City/Special District/	Chaffey Community College District, GO, Election of 2002,
School District - 18.4%	Series B (MBIA), 5.00%, 6/01/30	9,905	10,161,897
	Contra Costa Community College District, California, GO,
	Election of 2002 (MBIA), 5.00%, 8/01/28	7,800	8,021,832
	Los Angeles Community College District, California, GO,
	Election of 2003, Series E (FSA), 5.00%, 8/01/31	11,216	11,512,637
	Los Angeles Community College District, California, GO,
	Election of 2008, Series A, 6.00%, 8/01/33	9,596	10,842,974
	Peralta Community College District, California, GO,
	Election of 2000, Series D (FSA), 5.00%, 8/01/35	15,490	15,712,901
	Peralta Community College District, California, GO (FSA),
	5.00%, 8/01/32	6,980	7,155,268
	Poway Unified School District, GO, Election of 2002
	Improvement District 02, Series 1-B (FSA), 5.00%, 8/01/30	10,000	10,113,500
Riverside Community College District, GO, Election of 2004,
	Series C (MBIA), 5.00%, 8/01/32	8,910	9,133,730

BlackRock MuniHoldings California Insured Fund, Inc. (MUC)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Municipal Bonds Transferred to	Par
	Tender Option Bond Trusts (b)	(000)	Value
	San Diego Community College District, California, GO,
	Election of 2002 (FSA), 5.00%, 5/01/30	$ 12,549	$ 12,869,965
	Vista Unified School District, California, GO, Series A (FSA),
	5.25%, 8/01/25	10,016	10,442,827
			105,967,531
Education - 5.2%	University of California, RB, Limited Project, Series B (FSA),
	5.00%, 5/15/33	17,400	17,476,734
	University of California, RB, Series O, 5.75%, 5/15/34	11,190	12,374,909
			29,851,643
Transportation - 4.1%	San Francisco Bay Area Transit Financing Authority,
	Refunding RB, Series A (MBIA), 5.00%, 7/01/30	23,100	23,647,701
Utilities - 5.4%	Los Angeles Department of Water & Power, RB, Power
	System, Sub-Series A-1 (FSA), 5.00%, 7/01/31	4,993	5,133,562
	Rancho Water District Financing Authority, California,
	Refunding RB, Series A (FSA), 5.00%, 8/01/34	5,008	5,096,723
	San Diego County Water Authority, COP, Refunding, Series
	2008-A, COP (FSA), 5.00%, 5/01/33	16,740	16,774,484
	San Diego County Water Authority, COP, Series A (FSA),
	5.00%, 5/01/31	4,000	4,026,760
			31,031,529
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 33.1%		190,498,404
	Total Long-Term Investments
	(Cost - $913,924,774) - 158.4%		912,805,541
	Short-Term Securities	Shares
	CMA California Municipal Money Fund, 0.04% (c)(d)	4,801,887	4,801,887
	Total Short-Term Securities
	(Cost - $4,801,887) - 0.8%		4,801,887
	Total Investments (Cost - $918,726,661*) - 159.2%		917,607,428
	Other Assets Less Liabilities - 3.2%		18,269,518
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (18.3)%		(105,332,465)
	Preferred Shares, at Redemption Value - (44.1)%		(254,019,076)
	Net Assets Applicable to Common Shares - 100.0%	$ 576,525,405

* The cost and unrealized appreciation (depreciation) of investments as of October 31,2009,

as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 820,126,547
Gross unrealized appreciation	$ 20,741,312
Gross unrealized depreciation	(13,019,289)
Net unrealized appreciation	$ 7,722,023

(a) Represents a zero-coupon bond. Rate shown is as of report date.

(b) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

BlackRock MuniHoldings California Insured Fund, Inc. (MUC)
Schedule of Investments October 31, 2009 (Unaudited)

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA California Municipal Money Fund	$(38,798,362)	$ 2,059
(d) Represents the current yield as of report date.

• Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund's investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1 - Short-Term Securities	$ 4,801,887
Level 2 - Long-Term Investments[1]	912,805,541
Level 3	-
Total	$ 917,607,428

1See above Schedule of Investments for values in each sector.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings California Insured Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniHoldings California Insured Fund, Inc.

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Insured Fund, Inc.

Date: December 18, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings California Insured Fund, Inc.

Date: December 18, 2009